Fair Value Disclosures (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Beginning balance	$ 3,388	$ 282,375
Issuances			1,556,475
Fair value change of warrants, included in earnings	(2,428)	(278,987)	(1,274,100)
Ending balance	$ 960	$ 3,388	$ 282,375